Investment Strategy	Jun. 04, 2025
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Virtus AlphaSimplex Global Macro ETF attempts to participate in broad macroeconomic trends across global markets located in various countries including the United States, with the goal of outperforming typical long-only equity investments, including reducing drawdowns during protracted periods of stress. Macroeconomic trends represent larger themes at play across global economies and can include economic conditions such as growth, inflation, and or interest rate policy. It is an actively managed ETF.

AlphaSimplex Group, LLC (“AlphaSimplex”), the Fund’s sub-adviser, uses proprietary quantitative models designed to capitalize on technical and fundamental market behaviors and inefficiencies. The Fund seeks to achieve its investment objective by combining a “Futures Sleeve” and an “Equity Sleeve.” The Futures Sleeve comprises a variety of derivative instruments, including futures contracts, to achieve long and short exposures to global developed and emerging market equity and fixed-income securities, indices, currencies, and commodities. The Equity Sleeve is an actively managed portfolio that primarily consists of exchange traded funds designed to capture the total return of global equity markets. The Fund may also hold a significant portion of its assets in money market mutual funds and other short-term, high-quality investment-grade, U.S.-dollar denominated securities (the “Cash-Equivalent Portfolio”). The assets allocated to the Cash-Equivalent Portfolio are used primarily to serve as margin or collateral for the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity.

Futures Sleeve

The Futures Sleeve takes a systematic, quantitative approach that is designed to provide both capital appreciation and diversification. The Fund’s technical and fundamental models identify potential market inefficiencies and investment opportunities across global equity, fixed income, currency, and commodity markets. These models generate trading decisions based on either technical indicators or fundamental indicators. Technical indicators use signals that rely on trends in market prices, both in absolute and relative terms. Fundamental indicators utilize various macro-economic data meant to characterize the economic strength of various parts of different global economies. These can include measurements of growth, monetary policy decisions, sentiment, unemployment rates, manufacturing, global trade balances, as well as many others.

This component’s market exposures, which are expected to change over time, primarily include futures contracts across equities, fixed income, currencies, and commodities. The futures sleeve is designed to capture dynamic and time varying macro trends.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to gain its exposure to commodities and commodity-related derivatives by investing in a wholly owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary. The strategies and risks described herein for the Fund are therefore also applicable to the Subsidiary.

Equity Sleeve

The Equity Sleeve is an actively managed portfolio that primarily consists of exchange traded funds (ETFs) designed to capture the total return of global equity markets. The sleeve may also invest in equity index futures. These ETFs and equity indices may be of any market capitalization, sector, or geographic location. Under normal market conditions, the Fund intends to invest 30% to 70% of its total assets in the Equity Sleeve.. The equity sleeve will provide strategic equity exposure and is not designed to capture macro trends.

Cash-Equivalent Component

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions, including those held by the Subsidiary. The gross notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets, and may significantly exceed the total value of the Fund’s assets. The Fund expects to invest a portion of its assets in money market instruments (specifically, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) and other short-term, high-quality investment-grade, U.S.-dollar denominated securities (such as bankers’ acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the “Cash-Equivalent Portfolio”). AlphaSimplex will determine the percentage of the Fund’s assets that will be invested in the Cash-Equivalent Portfolio at any time. The assets allocated to the Cash-Equivalent Portfolio will be used primarily to serve as margin or collateral for the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity.

The percentage amounts set forth above pertaining to investments in the Cash-Equivalent Portfolio and initial and variation margin payments are not investment restrictions and the Fund may deviate from those stated amounts from time to time depending upon market conditions and other factors.

The Fund may engage in active and frequent trading of securities and other instruments.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

VIRTUS STONE HARBOR INTERNATIONAL BOND ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund considers a bond to be an “international” bond if the issuer of the bond is economically tied to an international market country.

Stone Harbor Investment Partners (“Stone Harbor”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, considers a bond to be economically tied to an international market country if (i) it is principally traded on the country’s securities markets; (ii) it is issued by the country’s government or any of its agencies, political subdivisions or instrumentalities; or (iii) the issuer is organized or principally operates in, derives a majority of its income from its operations within, or has a majority of its assets within the country. The Fund may invest in developed or emerging markets, including sovereign debt issued by countries in developed and emerging markets. As of the date of this Prospectus, Stone Harbor considers emerging markets to include those countries identified by the World Bank Group as being “low-income economies” or countries that are included in a JPMorgan emerging market bond index. The Fund’s investments may be denominated in non-U.S. currencies or U.S. dollars.

The debt securities in which the Fund may invest include, but are not limited to, corporate debt securities, structured notes, convertible securities, securities issued by supranational organizations, fixed and floating rate commercial loans, loan participations and assignments, private placements and Rule 144A securities.

The Fund may also invest in derivative instruments for investment, market exposure or risk management purposes, including, but not limited to, credit linked notes, interest rate futures contracts, interest rate options, interest rate swaps, credit default swaps, index total return swaps, spot and forward foreign currency contracts, and currency futures.

The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.” Such securities may include those that are in default with respect to the payment of principal or interest.

While Stone Harbor will normally seek to maintain an average portfolio duration for the Fund of between two and seven years, the Fund’s average portfolio duration may be outside that range and the Fund may invest in securities of any duration and maturity. Duration is a measure of a bond's interest rate risk, reflecting how much a bond's price will change in response to a change in interest rates.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund may also focus its investments (i.e., invest more than 15% of its total assets) in one or more countries.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund considers a bond to be an “international” bond if the issuer of the bond is economically tied to an international market country.